Vessels, net	12 Months Ended
Dec. 31, 2020
Vessels, net

6.       Vessels, net

Vessel acquisitions – Continuing Operations

In 2019, the Company acquired the tanker vessels “Blue Moon” and “Briolette”, for a purchase price of $30,000 each. The Company had acquired in June 2019 from its’ Chairman of the Board and former CEO the entities Taburao Shipping Company Inc. and Tarawa Shipping Company Inc., whose sole assets were the contracts to acquire the specific vessels (Note 4). The vessels were delivered to the Company in August and November 2019, respectively, and aggregate pre-delivery costs capitalized amounted to $161.

As discussed in Notes 4 and 5, in November 2019, the Company acquired from its’ Chairman of the Board and former CEO the entity Rongelap Shipping Company Inc., whose sole asset was a contract to acquire the tanker vessel “P. Fos” for a purchase price of $11,000. In January 2020, the Company took delivery of the tanker vessel “P. Fos”, which had a purchase price of $26,000. Later during the year, the Company also acquired the tanker vessels “P. Kikuma” and “P. Yanbu”, for a purchase price of $26,000 and $22,000, respectively. The vessels were delivered to the Company in March and December 2020, respectively. Aggregate pre-delivery costs capitalized in connection with these three vessels amounted to $403 (including the $17 that were capitalized in 2019 for the vessel “P Fos” – Note 5).

Vessels’ impairment – Discontinued Operations

In 2020, 2019 and 2018, the Company, taking into account the provisions of ASC 360 and factors such as the vessels’ age and employment prospects under the then current market conditions, determined the future undiscounted cash flows for each of its vessels, considering its various alternatives, including sale possibilities. During 2020, 2019, and 2018, the carrying value of one, three and two vessels, respectively, was impaired as a result of their classification as “held for sale” or as a result of the Company’s impairment exercise. More specifically, in 2020, an impairment loss of $339 was recognized in connection with the container vessels’ “Rotterdam” held for sale classification on the March 31, 2020 balance sheets, as the vessel’s carrying value exceeded its fair value, less costs to sell. During 2019, an impairment loss of $17,434 was recognized in connection with the classification of the container vessel “Pucon” as “held for sale” on the September 30, 2019 balance sheets, and an aggregate impairment loss of $14,195 was recognized for the container vessels ”Pamina” and “Rotterdam” that were classified on the June 30, 2019, and December 31, 2019 balance sheets, respectively, as held and used, as the Company’s impairment exercise concluded that their carrying value was not recoverable. In 2018, the Company, after taking into account factors such as the vessels’ age and employment prospects under the then current market conditions, determined the future undiscounted cash flows for each of its vessels, considering its various alternatives, including sale possibilities. This assessment concluded that the carrying value of two vessels in 2018 was not recoverable and accordingly, the Company has recognized an aggregate impairment loss of $20,654. The vessels were measured at fair value on a non-recurring basis as a result of the Company’s impairment test exercise or their “held for sale” classification and their fair value was determined through Level 2 inputs of the fair value hierarchy making also use of available market data for the market value of vessels with similar characteristics. The aggregate fair value of the impaired vessels as of the testing dates was $18,130 in 2020, $47,393 in 2019 and $29,074 in 2018.

In aggregate, in 2020, 2019, and 2018, the impairment loss recognized by the Company amounted to $339, $31,629, out of which $598 were unamortized dry-dock costs (Note 2 (k),(o)), and $20,654 respectively, and is included in Net income/(loss) from discontinued operations in the accompanying consolidated statement of operations (Note 3).

Vessels’ disposals – Discontinued Operations

In August and September 2019, the Company, through two of its subsidiaries, entered into two memoranda of agreement to sell the container vessels “Pamina” and “Pucon” to unrelated parties for an aggregate gross price of $29,340. The “Pamina” and the “Pucon” were delivered to their new owners in October and November 2019, respectively, and the Company received the sale proceeds in accordance with the terms of the contracts. In January and August 2020, the Company, through two of its subsidiaries, agreed to sell the container vessels “Rotterdam” and “Domingo” to unrelated parties for an aggregate gross price of $24,100, respectively. The vessels were delivered to her new owners in April and August 2020, respectively, and the Company received the sale proceeds in accordance with the terms of the contracts.

For 2020, the gain on sale of vessels, net of direct to sale expenses, amounted to $319, while the respective loss for 2019 and 2018, including direct to sale expenses, amounted to $127 and $16,700, respectively. The gain / (loss) on vessels’ sale is included in Net income/(loss) from discontinued operations in the accompanying consolidated statement of operations (Note 3).

The amounts of Vessels, net in the accompanying consolidated balance sheets are analyzed as follows:

Continuing Operations	Vessels' Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2018	$-	$-	$-
- Acquisitions and other vessels' costs	60,161	-	60,161
- Depreciation	-	(740)	(740)
Balance, December 31, 2019	$60,161	$(740)	$59,421
- Transfer from advances for vessel acquisitions and other vessel costs	11,017	-	11,017
- Acquisitions and other vessels' costs	63,386	-	63,386
- Depreciation	-	(5,716)	(5,716)
Balance, December 31, 2020	$134,564	$(6,456)	$128,108

Discontinued Operations	Vessels' Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2018	105,424	(19,554)	85,870
- Vessels' disposals	(40,553)	11,677	(28,876)
- Depreciation	-	(2,513)	(2,513)
- Impairment charges	(31,031)	-	(31,031)
Balance, December 31, 2019	$33,840	$(10,390)	$23,450
- Vessels' disposals	(33,501)	10,421	(23,080)
- Impairment charges	(339)	-	(339)
- Depreciation	-	(31)	(31)
Balance, December 31, 2020	$-	$-	$-

As at December 31, 2020, the Company’s vessels, having an aggregate net book value of $128,108, have been provided as collateral to secure the loan facilities with Nordea and Piraeus Bank (Note 7).